STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3%
Advertising — 1.1%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(b),(c)	5.13	8/15/2027	692,000	684,560
Dotdash Meredith, Inc., Sr. Scd. Bonds(b),(c)	7.63	6/15/2032	938,000	910,273
Neptune BidCo US, Inc., Sr. Scd. Notes(b),(c)	9.29	4/15/2029	757,000	737,696
				2,332,529
Aerospace & Defense — 3.0%
AAR Escrow Issuer LLC, Gtd. Notes(b),(c)	6.75	3/15/2029	737,000	764,260
Bombardier, Inc., Sr. Unscd. Notes(b),(c)	6.75	6/15/2033	700,000	726,216
Goat Holdco LLC, Sr. Scd. Notes(b),(c)	6.75	2/1/2032	1,469,000	1,494,671
TransDigm, Inc., Gtd. Notes(b),(c)	6.38	5/31/2033	867,000	869,953
TransDigm, Inc., Sr. Scd. Notes(b),(c)	6.38	3/1/2029	650,000	667,675
TransDigm, Inc., Sr. Scd. Notes(b),(c)	6.75	8/15/2028	478,000	488,702
TransDigm, Inc., Sr. Scd. Notes(b),(c)	6.88	12/15/2030	870,000	903,323
TransDigm, Inc., Sr. Scd. Notes(b)	7.13	12/1/2031	220,000	230,773
				6,145,573
Airlines — 1.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b),(c)	5.75	4/20/2029	1,275,121	1,274,799
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b),(c)	9.88	9/20/2031	967,000	941,381
United Airlines, Inc., Sr. Scd. Notes(b),(c)	4.63	4/15/2029	1,016,000	986,897
				3,203,077
Automobiles & Components — .7%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b),(c)	6.75	2/15/2030	1,325,000	1,378,778

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Banks — .8%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(c),(d)		3.88	2/18/2026	1,171,000	1,157,806
Freedom Mortgage Corp., Sr. Unscd. Notes(b)		6.63	1/15/2027	409,000	410,016
					1,567,822
Building Materials — 2.8%
Builders FirstSource, Inc., Gtd. Notes(b),(c)		4.25	2/1/2032	724,000	671,267
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(b),(c)		8.75	8/1/2028	1,311,000	1,210,027
Cornerstone Building Brands, Inc., Sr. Scd. Notes(b)		9.50	8/15/2029	460,000	423,290
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b),(c)		6.63	12/15/2030	1,721,000	1,761,309
Quikrete Holdings, Inc., Sr. Scd. Notes(b),(c)		6.38	3/1/2032	851,000	875,632
Quikrete Holdings, Inc., Sr. Unscd. Notes(b)		6.75	3/1/2033	170,000	175,517
Standard Industries, Inc., Sr. Unscd. Notes(b),(c)		4.75	1/15/2028	497,000	491,835
					5,608,877
Chemicals — 2.3%
Celanese US Holdings LLC, Gtd. Notes		6.75	4/15/2033	560,000	566,270
Celanese US Holdings LLC, Gtd. Notes(c)		7.20	11/15/2033	259,000	275,106
Innophos Holdings, Inc., Bonds(b)		11.50	6/15/2029	107,000	108,146
Itelyum Regeneration SpA, Sr. Scd. Bonds(b)	EUR	5.75	4/15/2030	440,000	523,734
Olympus Water US Holding Corp., Sr. Scd. Notes(b)		7.25	6/15/2031	400,000	408,336
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	EUR	9.63	11/15/2028	460,000	570,389
Olympus Water US Holding Corp., Sr. Scd. Notes(b),(c)		9.75	11/15/2028	387,000	408,006

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Chemicals — 2.3% (continued)
Rain Carbon, Inc., Sr. Scd. Notes(b),(c)		12.25	9/1/2029	716,000	768,770
WR Grace Holdings LLC, Sr. Unscd. Notes(b),(c)		5.63	8/15/2029	1,207,000	1,093,694
					4,722,451
Collateralized Loan Obligations Debt — 2.2%
ASSURANT II Ltd. CLO, Ser. 2018-2A, Cl. E, (3 Month TSFR +5.86%)(b),(e)		10.13	4/20/2031	500,000	500,064
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)(b),(c),(e)		11.66	10/20/2034	2,375,000	2,384,441
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(e)		9.51	1/15/2038	400,000	401,708
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)(b),(e)		12.39	10/20/2035	500,000	496,202
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(e)		10.27	1/20/2037	700,000	681,725
					4,464,140
Commercial & Professional Services — 7.3%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b),(c)		7.00	5/21/2030	1,147,000	1,173,412
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(b)		6.88	6/15/2030	540,000	547,832
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(b),(c)		6.00	6/1/2029	710,000	691,171
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds(b)	GBP	4.88	6/1/2028	520,000	687,355
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)		5.75	7/15/2027	574,000	572,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Commercial & Professional Services — 7.3% (continued)
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds(b)	GBP	6.13	11/30/2028	370,000	492,709
Belron UK Finance PLC, Sr. Scd. Notes(b)		5.75	10/15/2029	570,000	575,169
Herc Holdings, Inc., Sr. Unscd. Notes(b),(c)		7.00	6/15/2030	651,000	680,284
House of HR Group BV, Sr. Scd. Bonds(b)	EUR	9.00	11/3/2029	595,000	698,920
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes(b),(c)		6.25	1/15/2028	1,429,000	1,432,524
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b),(c)		6.88	11/15/2031	1,775,000	1,779,512
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	998,000	917,444
Verisure Midholding AB, Gtd. Notes(b)	EUR	5.25	2/15/2029	2,200,000	2,607,735
Veritiv Operating Co., Sr. Scd. Notes(b),(c)		10.50	11/30/2030	591,000	640,493
Wand NewCo 3, Inc., Sr. Scd. Notes(b),(c)		7.63	1/30/2032	1,225,000	1,288,491
					14,785,851
Consumer Discretionary — 6.8%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b),(c)		7.88	4/30/2029	909,000	949,077
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(b),(c)		4.63	4/1/2030	640,000	611,063
Carnival Corp., Gtd. Notes(b),(c)		6.00	5/1/2029	1,920,000	1,941,249
Carnival Corp., Gtd. Notes(b),(c)		6.13	2/15/2033	855,000	875,329
Flutter Treasury DAC, Sr. Scd. Bonds(b)		5.88	6/4/2031	577,000	581,688
Flutter Treasury DAC, Sr. Scd. Bonds(b)	GBP	6.13	6/4/2031	410,000	567,858
Hilton Domestic Operating Co., Inc., Gtd. Notes(b),(c)		4.00	5/1/2031	650,000	611,552

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Consumer Discretionary — 6.8% (continued)
International Game Technology PLC, Sr. Scd. Notes(b),(c)		5.25	1/15/2029	548,000	543,429
Maison Finco PLC, Sr. Scd. Bonds(b)	GBP	6.00	10/31/2027	400,000	543,893
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(b),(c)		4.88	5/1/2029	985,000	949,433
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(b),(c)		8.25	4/15/2030	795,000	821,190
NCL Corp. Ltd., Sr. Scd. Notes(b),(c)		5.88	2/15/2027	556,000	558,704
NCL Corp. Ltd., Sr. Unscd. Notes(b),(c)		6.75	2/1/2032	1,341,000	1,370,842
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b),(c)		6.00	2/1/2033	1,078,000	1,099,454
Station Casinos LLC, Gtd. Notes(b)		4.63	12/1/2031	637,000	597,097
Warnermedia Holdings, Inc., Gtd. Notes		5.14	3/15/2052	73,000	45,077
Windsor Holdings III LLC, Sr. Scd. Notes(b)		8.50	6/15/2030	470,000	504,252
Wolseley Group Finco PLC, Sr. Scd. Bonds(b)	GBP	9.75	1/31/2031	400,000	556,850
					13,728,037
Consumer Durables & Apparel — .9%
Beach Acquisition Bidco LLC, Sr. Scd. Bonds(b)	EUR	5.25	7/15/2032	470,000	558,287
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(b),(f)		10.00	7/15/2033	668,000	694,062
S&S Holdings LLC, Sr. Scd. Notes(b)		8.38	10/1/2031	540,000	528,181
					1,780,530
Diversified Financials — 8.0%
AG Issuer LLC, Sr. Scd. Notes(b),(c)		6.25	3/1/2028	978,000	978,800
Encore Capital Group, Inc., Sr. Scd. Notes(b)	GBP	4.25	6/1/2028	805,000	1,055,224

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Diversified Financials — 8.0% (continued)
Encore Capital Group, Inc., Sr. Scd. Notes(b)		8.50	5/15/2030	520,000	558,178
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(b)		9.13	5/15/2031	429,000	442,742
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(b),(c)		9.25	2/1/2029	432,000	449,032
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds(b)	EUR	9.00	9/1/2028	150,406	167,692
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds(b)	EUR	9.50	11/1/2028	594,557	601,139
Garfunkelux Holdco 4 SA, Unscd. Bonds(b),(f)	EUR	10.50	5/1/2030	121,274	36,312
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes		5.25	5/15/2027	1,439,000	1,395,515
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b),(c)		6.13	11/1/2032	907,000	916,225
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b),(c)		7.13	4/30/2031	1,050,000	1,105,526
Nationstar Mortgage Holdings, Inc., Gtd. Notes(b)		5.75	11/15/2031	934,000	949,310
Nationstar Mortgage Holdings, Inc., Gtd. Notes(b)		6.50	8/1/2029	550,000	562,144
OneMain Finance Corp., Gtd. Notes(c)		7.50	5/15/2031	275,000	287,531
OneMain Finance Corp., Gtd. Notes(c)		7.88	3/15/2030	773,000	821,919
PennyMac Financial Services, Inc., Gtd. Notes(b),(c)		7.13	11/15/2030	646,000	669,921
PennyMac Financial Services, Inc., Gtd. Notes(b),(c)		7.88	12/15/2029	917,000	974,407
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(b),(c)		9.88	11/1/2029	808,000	806,699
Rocket Cos., Inc., Gtd. Notes(b)		6.13	8/1/2030	522,000	532,260

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Diversified Financials — 8.0% (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(c)	4.00	10/15/2033	878,000	786,125
VFH Parent LLC/Valor Co- Issuer, Inc., Sr. Scd. Bonds(b),(c)	7.50	6/15/2031	2,087,000	2,191,640
				16,288,341
Electronic Components — .6%
WESCO Distribution, Inc., Gtd. Notes(b)	6.38	3/15/2033	354,000	366,139
WESCO Distribution, Inc., Gtd. Notes(b),(c)	6.63	3/15/2032	747,000	777,194
				1,143,333
Energy — 13.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(b),(c)	7.50	10/1/2029	1,001,000	1,050,729
Antero Resources Corp., Gtd. Notes(b),(c)	5.38	3/1/2030	835,000	840,868
Aris Water Holdings LLC, Gtd. Notes(b),(c)	7.25	4/1/2030	910,000	939,628
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes(b),(c)	7.00	7/15/2029	1,041,000	1,087,100
CITGO Petroleum Corp., Sr. Scd. Notes(b),(c)	8.38	1/15/2029	780,000	813,266
Comstock Resources, Inc., Gtd. Notes(b),(c)	6.75	3/1/2029	1,790,000	1,795,359
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b),(c)	5.50	6/15/2031	1,450,000	1,433,436
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes(b),(c)	8.75	5/1/2031	789,000	871,960
Energy Transfer LP, Jr. Sub. Notes, Ser. B(c),(d)	6.63	2/15/2028	1,730,000	1,728,432
Gulfport Energy Operating Corp., Gtd. Notes(b),(c)	6.75	9/1/2029	1,466,000	1,504,267
Matador Resources Co., Gtd. Notes(b),(c)	6.50	4/15/2032	575,000	575,679

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Energy — 13.1% (continued)
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b),(c)		8.25	9/1/2031	405,000	394,243
Noble Finance II LLC, Gtd. Notes(b),(c)		8.00	4/15/2030	683,000	696,030
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(c)		8.13	3/1/2028	475,000	479,563
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(c)		8.75	6/15/2031	1,587,000	1,637,379
Northriver Midstream Finance LP, Sr. Scd. Notes(b),(c)		6.75	7/15/2032	690,000	715,097
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b),(c)		4.80	5/15/2030	1,396,000	1,354,363
SM Energy Co., Sr. Unscd. Notes(b)		6.75	8/1/2029	520,000	518,541
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b),(c)		5.50	10/15/2029	2,354,000	2,282,850
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b),(c)		3.88	11/1/2033	573,000	501,552
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)		4.13	8/15/2031	597,000	553,011
Venture Global LNG, Inc., Jr. Sub. Notes(b),(c),(d)		9.00	9/30/2029	2,347,000	2,283,980
Venture Global LNG, Inc., Sr. Scd. Notes(b),(c)		8.13	6/1/2028	1,042,000	1,077,604
Venture Global LNG, Inc., Sr. Scd. Notes(b),(c)		8.38	6/1/2031	926,000	962,439
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)		6.50	1/15/2034	547,000	547,000
					26,644,376
Environmental Control — 1.6%
Luna 2 5SARL, Sr. Scd. Bonds(b)	EUR	5.50	7/1/2032	268,000	322,229
Madison IAQ LLC, Sr. Scd. Notes(b)		4.13	6/30/2028	376,000	365,548
Madison IAQ LLC, Sr. Unscd. Notes(b)		5.88	6/30/2029	438,000	431,167

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Environmental Control — 1.6% (continued)
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	1,022,000	968,156
Waste Pro USA, Inc., Sr. Unscd. Notes(b),(c)		7.00	2/1/2033	1,038,000	1,080,161
					3,167,261
Food Products — 2.7%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	630,000	816,667
Fiesta Purchaser, Inc., Sr. Scd. Notes(b),(c)		7.88	3/1/2031	470,000	499,279
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b),(c)		9.63	9/15/2032	722,000	763,636
Post Holdings, Inc., Gtd. Notes(b)		4.63	4/15/2030	1,523,000	1,465,528
Post Holdings, Inc., Gtd. Notes(b)		5.50	12/15/2029	760,000	757,199
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(b)		4.63	3/1/2029	1,186,000	1,120,798
					5,423,107
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b)		12.88	10/1/2028	257,000	260,987
Health Care — 11.3%
1261229 BC Ltd., Sr. Scd. Notes(b),(c)		10.00	4/15/2032	1,324,000	1,336,565
Bausch + Lomb Corp., Sr. Scd. Bonds, (3 Month EURIBOR +3.88%)(b),(e)	EUR	5.87	1/15/2031	436,000	517,771
Bausch Health Cos., Inc., Sr. Scd. Notes(b),(c)		11.00	9/30/2028	1,042,000	1,032,320
Cheplapharm Arzneimittel GmbH, Sr. Scd. Notes(b),(c)		5.50	1/15/2028	700,000	677,118
CHS/Community Health Systems, Inc., Scd. Notes(b)		6.88	4/15/2029	337,000	268,987
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b),(c)		5.25	5/15/2030	762,000	676,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Health Care — 11.3% (continued)
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b),(c)		10.88	1/15/2032	1,264,000	1,341,252
Cidron Aida Finco Sarl, Sr. Scd. Bonds(b)	EUR	7.00	10/27/2031	360,000	434,354
Dolcetto Holdco SpA, Sr. Scd. Bonds(b)	EUR	5.63	7/14/2032	381,000	452,620
Global Medical Response, Inc., Sr. Scd. Notes(b),(c),(f)		9.50	10/31/2028	2,163,995	2,173,408
HAH Group Holding Co. LLC, Sr. Scd. Notes(b),(c)		9.75	10/1/2031	919,000	911,766
Insulet Corp., Sr. Unscd. Notes(b),(c)		6.50	4/1/2033	858,000	895,144
IQVIA, Inc., Gtd. Notes(b),(c)		6.25	6/1/2032	698,000	717,173
LifePoint Health, Inc., Sr. Scd. Notes(b)		8.38	2/15/2032	530,000	565,170
LifePoint Health, Inc., Sr. Scd. Notes(b),(c)		9.88	8/15/2030	660,000	714,752
LifePoint Health, Inc., Sr. Unscd. Notes(b),(c)		10.00	6/1/2032	484,000	499,931
Medline Borrower LP, Sr. Scd. Notes(b),(c)		3.88	4/1/2029	780,000	748,750
Medline Borrower LP, Sr. Unscd. Notes(b),(c)		5.25	10/1/2029	554,000	550,086
Option Care Health, Inc., Gtd. Notes(b),(c)		4.38	10/31/2029	1,159,000	1,116,363
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(b)		6.75	5/15/2034	579,000	556,764
Radiology Partners, Inc., Sr. Scd. Notes(b)		8.50	7/15/2032	873,000	876,125
Ray Financing LLC, Sr. Scd. Bonds(b)	EUR	6.50	7/15/2031	710,000	875,076
Select Medical Corp., Gtd. Notes(b)		6.25	12/1/2032	392,000	394,599
Sotera Health Holdings LLC, Sr. Scd. Notes(b),(c)		7.38	6/1/2031	664,000	691,684
Tenet Healthcare Corp., Sr. Scd. Notes(c)		4.25	6/1/2029	692,000	671,639
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	828,000	818,226

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Health Care — 11.3% (continued)
Tenet Healthcare Corp., Sr. Scd. Notes(c)		6.75	5/15/2031	890,000	921,354
US Acute Care Solutions LLC, Sr. Scd. Notes(b),(c)		9.75	5/15/2029	1,340,000	1,383,802
					22,819,224
Industrial — 3.7%
Arcosa, Inc., Gtd. Notes(b)		6.88	8/15/2032	680,000	706,143
Assemblin Caverion Group AB, Sr. Scd. Bonds(b)	EUR	6.25	7/1/2030	360,000	437,506
Axon Enterprise, Inc., Sr. Unscd. Notes(b),(c)		6.25	3/15/2033	837,000	863,919
CEME SpA, Sr. Scd. Bonds, (3 Month EURIBOR +4.50%)(b),(e)	EUR	6.48	9/30/2031	640,000	755,938
Chart Industries, Inc., Sr. Scd. Notes(b),(c)		7.50	1/1/2030	905,000	948,599
CTEC II GmbH, Sr. Unscd. Bonds(b)	EUR	5.25	2/15/2030	489,000	492,896
Dycom Industries, Inc., Gtd. Notes(b),(c)		4.50	4/15/2029	874,000	851,340
GrafTech Finance, Inc., Scd. Notes(b),(c)		4.63	12/23/2029	1,009,000	696,210
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	179,000	142,305
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, Sr. Scd. Notes(b),(c)		9.00	2/15/2029	602,000	630,172
TK Elevator US Newco, Inc., Sr. Scd. Notes(b),(c)		5.25	7/15/2027	1,000,000	999,964
					7,524,992
Information Technology — 4.6%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b),(c)		6.50	2/15/2030	2,398,000	2,362,547
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes(b)		7.25	6/15/2029	340,000	277,579
Cloud Software Group, Inc., Scd. Notes(b)		9.00	9/30/2029	397,000	411,870
Cloud Software Group, Inc., Sr. Scd. Notes(b),(c)		6.50	3/31/2029	950,000	959,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Information Technology — 4.6% (continued)
CoreWeave, Inc., Gtd. Notes(b),(c)		9.25	6/1/2030	719,000	735,669
Elastic NV, Sr. Unscd. Notes(b),(c)		4.13	7/15/2029	1,438,000	1,375,276
Ellucian Holdings, Inc., Sr. Scd. Notes(b),(c)		6.50	12/1/2029	1,213,000	1,243,560
SS&C Technologies, Inc., Gtd. Notes(b)		6.50	6/1/2032	480,000	498,733
TeamSystem SpA, Sr. Scd. Bonds(b)	EUR	5.00	7/1/2031	249,000	293,427
UKG, Inc., Sr. Scd. Notes(b),(c)		6.88	2/1/2031	1,127,000	1,170,051
					9,328,172
Insurance — 6.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Bonds(b)		6.75	7/1/2032	1,550,000	1,573,324
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b),(c)		8.25	2/1/2029	786,000	813,980
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Scd. Notes(b),(c)		6.75	4/15/2028	666,000	677,475
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Scd. Notes(b),(c)		7.00	1/15/2031	972,000	1,006,180
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Unscd. Notes(b),(c)		7.38	10/1/2032	703,000	725,541
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Sr. Unscd. Notes(b),(c)		7.88	11/1/2029	1,460,000	1,494,675
Ardonagh Finco Ltd., Sr. Scd. Bonds(b)	EUR	6.88	2/15/2031	980,000	1,189,073
Ardonagh Finco Ltd., Sr. Scd. Notes(b),(c)		7.75	2/15/2031	530,000	554,507
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(b),(c)		8.88	2/15/2032	789,000	830,898
Global Atlantic Fin Co., Gtd. Notes(b),(c)		7.95	6/15/2033	674,000	763,830

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Insurance — 6.1% (continued)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)		7.25	2/15/2031	530,000	549,245
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)		8.13	2/15/2032	380,000	397,102
HUB International Ltd., Sr. Scd. Notes(b),(c)		7.25	6/15/2030	660,000	690,208
Panther Escrow Issuer LLC, Sr. Scd. Notes(b),(c)		7.13	6/1/2031	1,086,000	1,128,795
					12,394,833
Internet Software & Services — 3.7%
Arches Buyer, Inc., Sr. Unscd. Notes(b),(c)		6.13	12/1/2028	1,258,000	1,158,123
Cablevision Lightpath LLC, Sr. Scd. Notes(b),(c)		3.88	9/15/2027	790,000	761,909
Cogent Communications Group LLC, Gtd. Notes(b),(c)		7.00	6/15/2027	581,000	584,185
Gen Digital, Inc., Gtd. Notes(b),(c)		6.25	4/1/2033	1,520,000	1,564,600
Gen Digital, Inc., Gtd. Notes(b)		6.75	9/30/2027	807,000	821,955
Match Group Holdings II LLC, Sr. Unscd. Notes(b),(c)		4.13	8/1/2030	907,000	848,790
Rakuten Group, Inc., Sr. Unscd. Notes(b),(c)		9.75	4/15/2029	625,000	686,359
United Group BV, Sr. Scd. Bonds(b)	EUR	5.25	2/1/2030	360,000	420,783
United Group BV, Sr. Scd. Bonds(b)	EUR	6.50	10/31/2031	510,000	609,127
					7,455,831
Materials — 1.8%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b),(c)		8.75	4/15/2030	1,378,000	1,410,402
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b),(c)		6.88	1/15/2030	573,000	586,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Materials — 1.8% (continued)
LABL, Inc., Sr. Scd. Notes(b)	9.50	11/1/2028	450,000	416,533
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds(b),(c)	7.88	4/15/2027	668,000	679,785
Sealed Air Corp., Gtd. Notes(b),(c)	5.00	4/15/2029	620,000	613,723
				3,706,924
Media — 6.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	4.25	1/15/2034	1,684,000	1,500,127
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(c)	4.50	5/1/2032	1,693,000	1,577,652
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	5.00	2/1/2028	1,557,000	1,543,719
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	5.38	6/1/2029	799,000	796,634
CSC Holdings LLC, Gtd. Notes(b),(c)	5.50	4/15/2027	512,000	489,263
CSC Holdings LLC, Gtd. Notes(b),(c)	11.25	5/15/2028	375,000	373,878
CSC Holdings LLC, Gtd. Notes(b),(c)	11.75	1/31/2029	1,623,000	1,544,740
CSC Holdings LLC, Sr. Unscd. Notes(b),(c)	5.75	1/15/2030	380,000	188,332
Sinclair Television Group, Inc., Sr. Scd. Bonds(b),(c)	8.13	2/15/2033	1,079,000	1,090,962
Sirius XM Radio LLC, Gtd. Notes(b),(c)	4.00	7/15/2028	1,010,000	970,750
Sirius XM Radio LLC, Gtd. Notes(b)	5.00	8/1/2027	1,100,000	1,091,353
Sunrise FinCo I BV, Sr. Scd. Notes(b),(c)	4.88	7/15/2031	770,000	728,709
Virgin Media Secured Finance PLC, Sr. Scd. Notes(b)	5.50	5/15/2029	667,000	656,466
				12,552,585

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Metals & Mining — 2.6%
Arsenal AIC Parent LLC, Sr. Scd. Notes(b),(c)	8.00	10/1/2030	1,140,000	1,218,022
Cleveland-Cliffs, Inc., Gtd. Notes(b),(c)	6.88	11/1/2029	530,000	522,280
Cleveland-Cliffs, Inc., Gtd. Notes(b),(c)	7.50	9/15/2031	348,000	335,924
First Quantum Minerals Ltd., Scd. Notes(b),(c)	9.38	3/1/2029	1,167,000	1,240,051
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes(b),(c)	6.13	4/15/2032	690,000	702,334
Samarco Mineracao SA, Sr. Unscd. Notes(b),(f)	9.50	6/30/2031	136,137	133,915
Samarco Mineracao SA, Sr. Unscd. Notes(f)	9.50	6/30/2031	642,757	632,268
Taseko Mines Ltd., Sr. Scd. Notes(b)	8.25	5/1/2030	538,000	563,893
				5,348,687
Real Estate — 4.5%
CoreLogic, Inc., Sr. Scd. Notes(b)	4.50	5/1/2028	627,000	598,630
Iron Mountain, Inc., Gtd. Notes(b)	4.88	9/15/2029	705,000	693,141
Iron Mountain, Inc., Gtd. Notes(b)	5.00	7/15/2028	686,000	681,072
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., Gtd. Notes(b),(c)	7.00	7/15/2031	186,000	194,620
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes(b)	4.88	5/15/2029	742,000	719,391
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(b),(c)	6.50	4/1/2032	533,000	548,522
Rithm Capital Corp., Sr. Unscd. Notes(b),(c)	8.00	4/1/2029	1,547,000	1,564,121
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.00	7/15/2030	659,000	662,799

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Real Estate — 4.5% (continued)
RLJ Lodging Trust LP, Sr. Scd. Notes(b),(c)	4.00	9/15/2029	882,000	823,661
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	4.38	1/15/2027	331,000	328,142
Starwood Property Trust, Inc., Sr. Unscd. Notes(b),(c)	7.25	4/1/2029	663,000	698,186
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)	6.00	1/15/2030	611,000	573,030
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b)	8.63	6/15/2032	523,000	528,757
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Scd. Notes(b)	10.50	2/15/2028	463,000	491,147
				9,105,219
Retailing — 4.6%
Carvana Co., Sr. Scd. Notes(b),(c),(f)	9.00	6/1/2030	295,400	310,837
Carvana Co., Sr. Scd. Notes(b),(c),(f)	9.00	6/1/2031	860,000	1,019,652
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(b),(c)	6.75	1/15/2030	446,000	411,929
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(b),(c)	4.63	1/15/2029	461,000	441,842
Foundation Building Materials, Inc., Gtd. Notes(b),(c)	6.00	3/1/2029	1,498,000	1,375,276
GYP Holdings III Corp., Gtd. Notes(b),(c)	4.63	5/1/2029	0	0
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes(b)	7.75	2/15/2029	563,000	547,643
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes(b),(c)	4.75	2/15/2028	1,179,000	1,150,721
QXO Building Products, Inc., Sr. Scd. Bonds(b),(c)	6.75	4/30/2032	660,000	681,583

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Retailing — 4.6% (continued)
Saks Global Enterprises LLC, Sr. Scd. Notes(b)	11.00	12/15/2029	951,000	361,380
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(b)	7.75	10/15/2029	518,000	509,521
Staples, Inc., Sr. Scd. Notes(b)	10.75	9/1/2029	515,000	489,984
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	4.80	11/18/2044	741,000	708,329
White Cap Buyer LLC, Sr. Unscd. Notes(b),(c)	6.88	10/15/2028	1,235,000	1,234,065
				9,242,762
Semiconductors & Semiconductor Equipment — .7%
Entegris, Inc., Gtd. Notes(b),(c)	5.95	6/15/2030	1,360,000	1,382,935
Technology Hardware & Equipment — .6%
Virtusa Corp., Sr. Unscd. Notes(b),(c)	7.13	12/15/2028	1,279,000	1,220,074
Telecommunication Services — 6.0%
Altice France SA, Sr. Scd. Notes(b),(c)	8.13	2/1/2027	1,473,000	1,326,812
CommScope Technologies LLC, Gtd. Notes(b)	5.00	3/15/2027	294,000	286,607
Consolidated Communications, Inc., Sr. Scd. Notes(b)	6.50	10/1/2028	763,000	778,476
Fibercop SpA, Sr. Scd. Notes(b),(c)	7.72	6/4/2038	1,085,000	1,079,568
Frontier Communications Holdings LLC, Scd. Notes(b),(c)	6.75	5/1/2029	920,000	932,674
Iliad Holding SASU, Sr. Scd. Notes(b)	7.00	10/15/2028	531,000	541,117
Iliad Holding SASU, Sr. Scd. Notes(b)	7.00	4/15/2032	400,000	410,332
Iliad Holding SASU, Sr. Scd. Notes(b),(c)	8.50	4/15/2031	509,000	544,897
Level 3 Financing, Inc., Gtd. Notes(b)	3.75	7/15/2029	361,000	305,496
Level 3 Financing, Inc., Scd. Notes(b),(c)	10.00	10/15/2032	698,000	706,154
Level 3 Financing, Inc., Sr. Scd. Bonds(b)	6.88	6/30/2033	1,377,000	1,402,121

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Telecommunication Services — 6.0% (continued)
Level 3 Financing, Inc., Sr. Scd. Notes(b)		10.75	12/15/2030	319,000	362,464
Lumen Technologies, Inc., Sr. Scd. Notes(b)		4.13	4/15/2029	232,175	226,661
Lumen Technologies, Inc., Sr. Scd. Notes(b),(c)		10.00	10/15/2032	380,000	388,550
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P(c)		7.60	9/15/2039	914,000	780,867
Lumen Technologies, Inc., Sr. Unscd. Notes(b)		5.38	6/15/2029	676,000	606,228
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b),(c)		8.25	10/1/2031	1,446,000	1,515,612
					12,194,636
Transportation — 1.2%
Beacon Mobility Corp., Sr. Scd. Notes(b)		7.25	8/1/2030	1,035,000	1,057,586
SGL Group ApS, Sr. Scd. Bonds, (3 Month EURIBOR +4.25%)(e)	EUR	6.30	2/24/2031	405,000	475,612
Stonepeak Nile Parent LLC, Sr. Scd. Notes(b),(c)		7.25	3/15/2032	843,000	894,175
					2,427,373
Utilities — 5.1%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b),(c)		6.38	2/15/2032	1,420,000	1,423,578
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b),(c)		6.75	2/28/2030	1,331,000	1,373,073
NRG Energy, Inc., Gtd. Notes(b),(c)		3.88	2/15/2032	650,000	597,353
NRG Energy, Inc., Gtd. Notes(b),(c)		6.25	11/1/2034	589,000	600,470
NRG Energy, Inc., Jr. Sub. Bonds(b),(d)		10.25	3/15/2028	490,000	544,425
PG&E Corp., Sr. Scd. Notes(c)		5.00	7/1/2028	325,000	316,770
PG&E Corp., Sr. Scd. Notes		5.25	7/1/2030	694,000	661,568

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 118.3% (continued)
Utilities — 5.1% (continued)
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	7.50	5/1/2033	696,000	745,776
Vistra Corp., Jr. Sub. Notes(b),(d)	7.00	12/15/2026	447,000	452,667
Vistra Operations Co. LLC, Gtd. Notes(b)	4.38	5/1/2029	76,000	74,123
Vistra Operations Co. LLC, Gtd. Notes(b)	6.88	4/15/2032	474,000	495,867
Vistra Operations Co. LLC, Gtd. Notes(b),(c)	7.75	10/15/2031	1,171,000	1,245,421
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)	3.88	10/15/2026	827,000	808,489
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b)	8.38	1/15/2031	634,000	677,672
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b)	8.63	3/15/2033	354,000	379,682
				10,396,934
Total Bonds and Notes (cost $231,373,247)				239,746,251
Convertible Bonds and Notes — .3%
Diversified Financials — .1%
Riot Platforms, Inc., Sr. Unscd. Notes(b)	0.75	1/15/2030	160,000	166,400
Utilities — .2%
PG&E Corp., Sr. Scd. Notes	4.25	12/1/2027	541,000	538,187
Total Convertible Bonds and Notes (cost $699,891)				704,587

Principal Amount ($)
Fixed Rate Loan Interests — 1.2%
Technology Hardware & Equipment — 1.2%
X Corp., Tranche Term Loan B-3 (cost $2,473,032)	9.50	10/29/2029	2,479,533	2,414,445

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 10.8%
Automobiles & Components — .5%
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month TSFR +5.26%)(e)		9.54	3/30/2027	265,154	251,242
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)(e)		9.54	3/30/2027	782,333	740,447
					991,689
Chemicals — .3%
Hexion Holdings Corp., 2024 Refinancing Term Loan, (1 Month TSFR +4.00%)(e)		8.31	3/15/2029	683,078	682,436
Commercial & Professional Services — .6%
Catawba Nation Gaming Authority, Term Loan B, (3 Month TSFR +4.75%)(e)		9.05	3/29/2032	349,000	353,799
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.00%)(e)		9.45	1/22/2029	822,225	755,830
					1,109,629
Energy — .6%
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month TSFR +5.01%)(e)		9.31	6/27/2029	1,187,662	1,184,479
Food Products — .4%
Max US BidCo, Inc., Initial Term Loan, (1 Month TSFR +5.00%)(e)		9.33	10/2/2030	825,421	820,262
Food Service — .3%
Golden State Foods LLC, Initial Term Loan, (1 Month TSFR +4.25%)(e)		8.56	12/4/2031	518,098	521,232
Health Care — 1.2%
Alvogen Pharma US, Inc., Second Lien Term Loan, (3 Month TSFR +10.50%)(e),(f)		14.80	3/1/2029	398	139
Inovie Group, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)(e)	EUR	5.98	3/3/2028	1,000,000	1,137,705

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 10.8% (continued)
Health Care — 1.2% (continued)
Team Health Holdings, Inc., Extended Term Loan, (3 Month TSFR +5.25%)(e)		9.53	3/2/2027	563,462	561,523
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month TSFR +4.36%)(e)		8.69	10/2/2028	692,802	685,559
					2,384,926
Information Technology — 2.2%
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.85%)(e)		10.18	12/10/2029	821,422	824,502
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month TSFR +3.50%)(e)		7.78	3/2/2028	401,963	378,055
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.10%)(e)		8.38	11/30/2026	651,818	622,672
Inmar, Inc., 2025 First Lien Term Loan, (1 Month TSFR +4.50%)(e)		8.80	10/30/2031	442,661	446,903
Polaris Newco LLC, First Lien Euro Term Loan, (1 Month EURIBOR +3.75%)(e)	EUR	5.68	6/5/2028	987,153	1,114,851
Rithum Holdings, Inc., First Lien Term Loan, (3 Month TSFR +4.15%)(e)		8.41	12/2/2027	322,312	320,904
Starlight Parent LLC, Term Loan, (3 Month TSFR +4.00%)(e)		8.26	4/16/2032	800,000	784,168
					4,492,055
Insurance — .3%
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.25%)(e)		9.58	7/2/2032	664,000	666,490
Internet Software & Services — 1.0%
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)(e)		8.58	5/3/2028	851,960	800,842

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 10.8% (continued)
Internet Software & Services — 1.0% (continued)
MH Sub I LLC, Second Lien Term Loan, (1 Month TSFR +6.25%)(e)		10.58	2/23/2029	570,000	503,595
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(e)		9.08	3/15/2030	665,130	647,391
					1,951,828
Materials — .5%
LABL, Inc., Initial Euro Term Loan, (1 Month EURIBOR +5.00%)(e)	EUR	6.93	10/30/2028	987,212	1,020,916
Media — .3%
Gray Media, Inc., Term Loan F, (1 Month TSFR +5.25%)(e)		9.57	6/4/2029	503,609	504,284
Real Estate — .8%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)(e)		7.94	6/2/2028	675,375	669,361
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(e)	EUR	5.53	3/27/2028	1,000,000	1,035,259
					1,704,620
Retailing — .4%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)(e)		8.28	1/29/2031	433,901	425,998
Staples, Inc., Closing Date Term Loan, (3 Month TSFR +5.75%)(e)		10.03	9/10/2029	506,147	468,366
					894,364
Technology Hardware & Equipment — .3%
Peraton Corp., First Lien Term Loan B, (1 Month TSFR +3.85%)(e)		8.18	2/1/2028	637,534	564,616
Telecommunication Services — 1.1%
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)(e)		9.76	8/31/2028	880,421	799,959

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Floating Rate Loan Interests — 10.8% (continued)
Telecommunication Services — 1.1% (continued)
CommScope, Inc., Initial Term Loan, (1 Month TSFR +5.25%)(e)	9.58	12/17/2029	666,000	675,087
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.11%)(e)	7.44	3/9/2027	870,000	829,802
				2,304,848
Total Floating Rate Loan Interests (cost $21,456,781)				21,798,674

	Shares
Exchange-Traded Funds — 2.3%
Registered Investment Companies — 2.3%
iShares 10+ Year Investment Grade Corporate Bond ETF	10,860	545,281
iShares iBoxx $ High Yield Corporate Bond ETF	18,790	1,515,414
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,030	1,208,998
SPDR Bloomberg High Yield Bond ETF	15,530	1,510,603
Total Exchange-Traded Funds (cost $4,631,613)		4,780,296

	1-Day Yield (%)
Investment Companies — 2.9%
Registered Investment Companies — 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $5,825,536)	4.47	5,825,536	5,825,536
Total Investments (cost $266,460,100)		135.8%	275,269,789
Liabilities, Less Cash and Receivables		(35.8%)	(72,567,037)
Net Assets		100.0%	202,702,752

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates

STATEMENT OF INVESTMENTS (Unaudited) (continued)
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
June 30, 2025, these securities amounted to $224,185,110 or 110.6% of net assets.

(c)	Security, or a portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.
(d)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security and interest may be paid in additional par.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	587,229	Euro	500,000	7/22/2025	(2,651)
Goldman Sachs & Co. LLC
United States Dollar	5,377,499	British Pound	3,965,000	7/22/2025	(65,618)
United States Dollar	14,636,297	Euro	12,630,000	7/22/2025	(264,055)
United States Dollar	581,295	Euro	500,000	7/22/2025	(8,584)
Gross Unrealized Depreciation					(340,908)
See notes to statement of investments.

Statement of Investments
BNY Mellon High Yield Strategies Fund
June 30, 2025 (Unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	4,464,140	—	4,464,140
Convertible Corporate Bonds and Notes	—	704,587	—	704,587
Corporate Bonds and Notes	—	235,282,111	—	235,282,111
Exchange-Traded Funds	4,780,296	—	—	4,780,296
Fixed Rate Loan Interests	—	2,414,445	—	2,414,445
Floating Rate Loan Interests	—	21,798,674	—	21,798,674
Investment Companies	5,825,536	—	—	5,825,536
	10,605,832	264,663,957	—	275,269,789
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(340,908)	—	(340,908)
	—	(340,908)	—	(340,908)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and
Liabilities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2025 are set forth in the Statement of Investments.

At June 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $8,468,781, consisting of $9,941,533 gross unrealized appreciation and $1,472,752 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.